UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton
Developing Markets
Trust
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 6
Financial Highlights and Schedule of Investments 7
Financial Statements 16
Notes to Financial Statements 20
Shareholder Information 30
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Developing Markets Trust
This semiannual report for Templeton Developing Markets
Trust covers the period ended June 30, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80% of
its net assets in securities of companies located or operating in “developing market countries,” as defined in the Fund’s
prospectus.
Performance Overview
The Fund’s Class A shares posted a +8.54% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI Emerging Markets (EM)
Index-NR, which measures global emerging market stock
performance, posted a +4.89% cumulative total return for the same period.
1
Please note, index performance is provided
for reference and we do not attempt to track an index but
rather undertake investments on the basis of fundamental
research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while
an index does not have such costs. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Geographic Composition
6/30/23
% of Total
Net Assets
Asia 80.3%
Latin America & Caribbean 11.2%
North America 3.0%
Europe 2.6%
Middle East & Africa 1.2%
Short-Term Investments & Other Net Assets 1.7%
Top 10 Countries
6/30/23
a
% of Total
Net Assets
a a
China 26.6%
South Korea 20.3%
Taiwan 15.5%
India 12.4%
Brazil 8.7%
United States 2.9%
Thailand 2.3%
Hong Kong 1.8%
United Kingdom 1.4%
Mexico 1.3%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
12
.

Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
We thank you for your continued participation in Templeton
Developing Markets Trust and look forward to serving your
future investment needs.
Chetan Sehgal, CFA
Andrew Ness
Portfolio Management Team
Top 10 Holdings
6/30/23
Company
Industry, Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 11.6%
Semiconductors & Semiconductor Equipment,
Taiwan
Samsung Electronics Co. Ltd. 5.9%
Technology Hardware, Storage & Peripherals,
South Korea
ICICI Bank Ltd. 5.7%
Banks, India
Alibaba Group Holding Ltd. 4.6%
Broadline Retail, China
Tencent Holdings Ltd. 3.2%
Interactive Media & Services, China
MediaTek, Inc. 2.8%
Semiconductors & Semiconductor Equipment,
Taiwan
NAVER Corp. 2.8%
Interactive Media & Services, South Korea
LG Corp. 2.7%
Industrial Conglomerates, South Korea
Petroleo Brasileiro SA 2.7%
Oil, Gas & Consumable Fuels, Brazil
Prosus NV 2.6%
Broadline Retail, China
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2023
Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month +8.54% +2.57%
1-Year +8.55% +2.61%
5-Year +8.45% +0.49%
10-Year +30.30% +2.10%
Advisor
6-Month +8.66% +8.66%
1-Year +8.78% +8.78%
5-Year +9.80% +1.89%
10-Year +33.75% +2.95%
See page 5 for Performance Summary footnotes.

Templeton Developing Markets Trust
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The managers’ environmental, social and gover-
nance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy's ESG directives will be successful or will result in better performance. The Fund’s prospectus also includes a description of the main investment risks.
To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. The Fund could determine at any time that certain of the most affected securities have zero value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to
Russian issuers or issuers in other countries affected by the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 4/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses

Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.39% 1.56%
Advisor 1.14% 1.31%

Your Fund’s Expenses
Templeton Developing Markets Trust

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 1/1/23
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
Ending
Account
Value 6/30/23
Expenses
Paid During
Period
1/1/23–6/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,085.40 $7.13 $1,017.95 $6.90 1.38%
C $1,000 $1,080.90 $10.99 $1,014.24 $10.63 2.13%
R $1,000 $1,083.60 $8.42 $1,016.71 $8.15 1.63%
R6 $1,000 $1,086.70 $5.17 $1,019.84 $5.01 1.00%
Advisor $1,000 $1,086.60 $5.85 $1,019.19 $5.66 1.13%

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.52 $22.41 $25.42 $21.96 $18.17 $21.98
Income from investment operations
a
:
Net investment income
b
............. 0.24
c
0.37 0.17
d
0.13 0.32
e
0.20
Net realized and unrealized gains (losses) 1.17 (5.40) (1.66) 3.94 4.46 (3.76)
Total from investment operations ........ 1.41 (5.03) (1.49) 4.07 4.78 (3.56)
Less distributions from:
Net investment income .............. — (0.41) (0.49) (0.26) (0.76) (0.25)
Net realized gains ................. — (0.45) (1.03) (0.35) (0.23) —
Total distributions ................... — (0.86) (1.52) (0.61) (0.99) (0.25)
Net asset value, end of period .......... $17.93 $16.52 $22.41 $25.42 $21.96 $18.17
Total return
f
........................ 8.54% (22.21)% (5.80)% 18.67% 26.39% (16.20)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 1.58% 1.55% 1.54% 1.53% 1.52% 1.56%
Expenses net of waiver and payments by
affiliates .......................... 1.38% 1.38% 1.38% 1.38% 1.38% 1.34%
Net investment income ............... 2.74%
c
2.01% 0.64%
d
0.61% 1.57%
e
0.99%
Supplemental data
Net assets, end of period (000’s) ........ $719,665 $681,700 $969,062 $1,145,066 $1,067,300 $917,488
Portfolio turnover rate ................ 12.16% 21.97% 21.89% 18.58% 17.71% 9.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.88%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.41%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.15%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.19 $21.95 $24.83 $21.46 $17.75 $21.34
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.17
c
0.22 (0.04)
d
(0.03) 0.20
e
0.08
Net realized and unrealized gains (losses) 1.14 (5.27) (1.58) 3.82 4.32 (3.67)
Total from investment operations ........ 1.31 (5.05) (1.62) 3.79 4.52 (3.59)
Less distributions from:
Net investment income .............. — (0.26) (0.23) (0.07) (0.58) —
Net realized gains ................. — (0.45) (1.03) (0.35) (0.23) —
Total distributions ................... — (0.71) (1.26) (0.42) (0.81) —
Net asset value, end of period .......... $17.50 $16.19 $21.95 $24.83 $21.46 $17.75
Total return
f
........................ 8.09% (22.79)% (6.48)% 17.79% 25.42% (16.78)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 2.33% 2.31% 2.29% 2.28% 2.27% 2.31%
Expenses net of waiver and payments by
affiliates .......................... 2.13% 2.13% 2.13% 2.13% 2.13% 2.09%
Net investment income (loss) .......... 1.96%
c
1.21% (0.15)%
d
(0.15)% 0.82%
e
0.24%
Supplemental data
Net assets, end of period (000’s) ........ $17,695 $18,373 $30,956 $48,429 $56,860 $63,116
Portfolio turnover rate ................ 12.16% 21.97% 21.89% 18.58% 17.71% 9.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.10%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.38)%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.40%.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.15 $21.93 $24.96 $21.57 $17.86 $21.61
Income from investment operations
a
:
Net investment income
b
............. 0.21
c
0.31 0.13
d
0.07 0.29
e
0.15
Net realized and unrealized gains (losses) 1.14 (5.27) (1.65) 3.88 4.36 (3.70)
Total from investment operations ........ 1.35 (4.96) (1.52) 3.95 4.65 (3.55)
Less distributions from:
Net investment income .............. — (0.37) (0.48) (0.21) (0.71) (0.20)
Net realized gains ................. — (0.45) (1.03) (0.35) (0.23) —
Total distributions ................... — (0.82) (1.51) (0.56) (0.94) (0.20)
Net asset value, end of period .......... $17.50 $16.15 $21.93 $24.96 $21.57 $17.86
Total return
f
........................ 8.36% (22.40)% (6.03)% 18.43% 26.02% (16.38)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 1.83% 1.80% 1.80% 1.78% 1.77% 1.81%
Expenses net of waiver and payments by
affiliates .......................... 1.63% 1.63% 1.63% 1.62% 1.63% 1.59%
Net investment income ............... 2.51%
c
1.76% 0.52%
d
0.35% 1.32%
e
0.74%
Supplemental data
Net assets, end of period (000’s) ........ $29,016 $26,150 $37,252 $20,234 $20,016 $18,025
Portfolio turnover rate ................ 12.16% 21.97% 21.89% 18.58% 17.71% 9.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.65%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.37 $22.22 $25.23 $21.78 $18.02 $21.82
Income from investment operations
a
:
Net investment income
b
............. 0.27
c
0.42 0.27
d
0.25 0.39
e
0.28
Net realized and unrealized gains (losses) 1.15 (5.33) (1.66) 3.89 4.45 (3.75)
Total from investment operations ........ 1.42 (4.91) (1.39) 4.14 4.84 (3.47)
Less distributions from:
Net investment income .............. — (0.49) (0.59) (0.34) (0.85) (0.33)
Net realized gains ................. — (0.45) (1.03) (0.35) (0.23) —
Total distributions ................... — (0.94) (1.62) (0.69) (1.08) (0.33)
Net asset value, end of period .......... $17.79 $16.37 $22.22 $25.23 $21.78 $18.02
Total return
f
........................ 8.67% (21.90)% (5.42)% 19.16% 26.89% (15.90)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 1.15% 1.10% 1.14% 1.15% 1.15% 1.21%
Expenses net of waiver and payments by
affiliates .......................... 1.00% 1.00% 1.00% 1.00% 0.99% 0.96%
Net investment income ............... 3.12%
c
2.31% 1.06%
d
1.19% 1.96%
e
1.37%
Supplemental data
Net assets, end of period (000’s) ........ $157,333 $143,225 $214,696 $203,362 $120,791 $94,344
Portfolio turnover rate ................ 12.16% 21.97% 21.89% 18.58% 17.71% 9.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.26%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.54%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.40 $22.26 $25.27 $21.82 $18.06 $21.86
Income from investment operations
a
:
Net investment income
b
............. 0.26
c
0.41 0.24
d
0.18 0.37
e
0.25
Net realized and unrealized gains (losses) 1.16 (5.36) (1.66) 3.94 4.44 (3.75)
Total from investment operations ........ 1.42 (4.95) (1.42) 4.12 4.81 (3.50)
Less distributions from:
Net investment income .............. — (0.46) (0.56) (0.32) (0.82) (0.30)
Net realized gains ................. — (0.45) (1.03) (0.35) (0.23) —
Total distributions ................... — (0.91) (1.59) (0.67) (1.05) (0.30)
Net asset value, end of period .......... $17.82 $16.40 $22.26 $25.27 $21.82 $18.06
Total return
f
........................ 8.66% (22.01)% (5.55)% 19.01% 26.67% (15.99)%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 1.33% 1.30% 1.29% 1.28% 1.27% 1.31%
Expenses net of waiver and payments by
affiliates .......................... 1.13% 1.13% 1.13% 1.13% 1.13% 1.09%
Net investment income ............... 2.98%
c
2.26% 0.92%
d
0.87% 1.82%
e
1.24%
Supplemental data
Net assets, end of period (000’s) ........ $164,114 $152,957 $221,055 $244,645 $195,065 $156,766
Portfolio turnover rate ................ 12.16% 21.97% 21.89% 18.58% 17.71% 9.96%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.08 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.12%.
d
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.69%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.40%.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.

Templeton Developing Markets Trust
Schedule of Investments (unaudited), June 30, 2023
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 91.2%
Brazil 1.6%
TOTVS SA ..................... Software 83,041 $ 519,911
Vale SA ........................ Metals & Mining 1,143,447 15,335,269
a
XP, Inc., A ...................... Capital Markets 58,607 1,374,920
17,230,100
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,867,563 2,572,434
Chile 0.8%
b
Banco Santander Chile, ADR ....... Banks 466,531 8,794,109
China 26.6%
a,c
Alibaba Group Holding Ltd. ......... Broadline Retail 4,598,737 47,871,157
a,c
Alibaba Group Holding Ltd., ADR .... Broadline Retail 31,492 2,624,858
a,c
Baidu, Inc., A .................... Interactive Media & Services 1,029,258 17,554,463
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 1,160,600 4,369,705
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 31,958,429 13,009,882
Chervon Holdings Ltd. ............. Household Durables 35,239 140,182
China Merchants Bank Co. Ltd., A .... Banks 4,881,209 22,103,001
China Resources Cement Holdings Ltd. Construction Materials 12,788,284 5,289,690
China Resources Land Ltd. ......... Real Estate Management & Development 627,857 2,671,897
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 4,493,516 2,682,535
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 224,992 8,932,182
d
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 3,749,927 1,796,800
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 3,669,500 20,914,844
Haier Smart Home Co. Ltd., D ....... Household Durables 3,443,426 4,310,209
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,251,711 4,189,417
c
JD.com, Inc., A .................. Broadline Retail 54,528 929,934
a,c,d
Meituan Dianping, B, 144A, Reg S ... Hotels, Restaurants & Leisure 550,531 8,632,666
c
NetEase, Inc. ................... Entertainment 610,821 11,830,713
Ping An Bank Co. Ltd., A ........... Banks 3,281,113 5,093,971
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 1,922,987 12,281,724
Prosus NV ..................... Broadline Retail 393,246 28,801,676
c
Tencent Holdings Ltd. ............. Interactive Media & Services 813,831 34,506,733
a,c
Tencent Music Entertainment Group,
ADR ........................ Entertainment 539,976 3,985,023
Uni-President China Holdings Ltd. .... Food Products 11,065,801 9,331,739
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 1,230,263 1,475,922
a,d
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 2,942,876 14,143,350
289,474,273
Hong Kong 1.8%
Techtronic Industries Co. Ltd. ....... Machinery 1,764,302 19,293,352
Hungary 1.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 509,557 12,574,226
India 12.4%
a
ACC Ltd. ....................... Construction Materials 241,255 5,344,574
Bajaj Holdings & Investment Ltd. ..... Financial Services 103,838 8,875,518
HDFC Bank Ltd. ................. Banks 939,420 19,491,157
Hindalco Industries Ltd. ............ Metals & Mining 758,886 3,912,522

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Housing Development Finance Corp.
Ltd. ......................... Financial Services 68,944 $ 2,378,044
ICICI Bank Ltd. .................. Banks 5,404,919 61,866,708
Infosys Ltd. ..................... IT Services 795,141 12,948,212
a
One 97 Communications Ltd. ....... Financial Services 864,181 9,159,686
a
PB Fintech Ltd. .................. Insurance 367,361 3,127,503
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 8,758,857 8,034,642
135,138,566
Indonesia 0.8%
Astra International Tbk. PT ......... Industrial Conglomerates 19,221,051 8,676,010
Mexico 1.3%
Grupo Financiero Banorte SAB de CV,
O ........................... Banks 1,419,608 11,709,176
a,d
Nemak SAB de CV, 144A, Reg S .... Automobile Components 8,825,323 2,108,368
13,817,544
Peru 0.5%
Intercorp Financial Services, Inc. ..... Banks 212,707 5,283,642
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 1,693,820 4,235,748
Russia 0.0%
e,f
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 414,906 —
e,f
Sberbank of Russia PJSC .......... Banks 5,058,740 —
—
South Africa 0.7%
Netcare Ltd. .................... Health Care Providers & Services 9,873,992 7,559,102
South Korea 20.3%
Doosan Bobcat, Inc. .............. Machinery 251,894 11,260,356
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 285,004 8,680,344
KT Skylife Co. Ltd. ............... Media 452,147 2,206,284
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 197,577 5,507,809
LG Chem Ltd. ................... Chemicals 8,617 4,386,853
LG Corp. ....................... Industrial Conglomerates 435,642 29,216,086
NAVER Corp. ................... Interactive Media & Services 218,999 30,658,412
POSCO Holdings, Inc. ............ Metals & Mining 42,752 12,653,307
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,170,016 64,428,833
Samsung Life Insurance Co. Ltd. ..... Insurance 514,647 26,322,518
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 21,359 10,907,305
Soulbrain Co. Ltd. ................ Chemicals 75,502 14,496,604
220,724,711
Taiwan 15.5%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,787,322 6,496,674
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,400,363 30,990,769
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 6,849,659 126,505,569
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 275,615 4,365,358
168,358,370
Thailand 2.3%
Kasikornbank PCL ............... Banks 3,611,625 13,269,522

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Kiatnakin Phatra Bank PCL ......... Banks 2,196,220 $ 3,722,034
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 14,348,828 3,278,734
Thai Beverage PCL ............... Beverages 11,521,792 4,947,062
25,217,352
United Arab Emirates 0.5%
Emirates Central Cooling Systems Corp. Water Utilities 10,965,816 5,373,937
United Kingdom 1.4%
Unilever plc ..................... Personal Care Products 302,471 15,750,947
United States 2.9%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 283,772 18,524,636
Genpact Ltd. .................... Professional Services 362,528 13,620,177
32,144,813
Total Common Stocks (Cost $832,266,542) .....................................
992,219,236
a
Preferred Stocks 7.1%
Brazil 7.1%
Banco Bradesco SA, ADR .......... Banks 6,785,019 23,476,166
Itau Unibanco Holding SA, ADR ..... Banks 4,075,095 24,043,060
g
Petroleo Brasileiro SA, 44.64% ...... Oil, Gas & Consumable Fuels 4,736,053 29,206,872
76,726,098
Total Preferred Stocks (Cost $64,391,298) ......................................
76,726,098
Warrants
a a a a a
Warrants 0.0%
†
Thailand 0.0%
†
a
Kiatnakin Phatra Bank PCL , 3/17/24 .. Banks 183,018 6,788
a
Kiatnakin Phatra Bank PCL , 3/17/26 .. Banks 183,018 16,581
23,369
Total Warrants (Cost $–) ......................................................
23,369
Shares
Escrows and Litigation Trusts 0.0%
a,e
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $896,657,840) ...............................
1,068,968,703

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 29 .
Short Term Investments 1.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.9%
United States 1.9%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ......... 20,869,401 $ 20,869,401
Total Money Market Funds (Cost $20,869,401) ..................................
20,869,401
a a a a a
Total Short Term Investments (Cost $20,869,401 ) ................................
20,869,401
a a a
Total Investments (Cost $917,527,241) 100.2% ..................................
$1,089,838,104
Other Assets, less Liabilities (0.2)% ...........................................
(2,015,687)
Net Assets 100.0% ...........................................................
$1,087,822,417
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2023. See Note 1(c).
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $26,681,184, representing 2.5% of net assets.
e
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
f
See Note 6 regarding investments in Russian securities.
g
Variable rate security. The rate shown represents the yield at period end.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $896,657,840
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 20,869,401
Value - Unaffiliated issuers (Includes securities loaned of $7,518,944) .................................. $1,068,968,703
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 20,869,401
Foreign currency, at value (cost $95,826) ......................................................... 95,825
Receivables:
Investment securities sold ................................................................... 1,319,153
Capital shares sold ........................................................................ 243,627
Dividends ............................................................................... 7,980,508
Total assets .......................................................................... 1,099,477,218
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,229,100
Capital shares redeemed ................................................................... 487,020
Management fees ......................................................................... 614,981
Distribution fees .......................................................................... 175,864
Transfer agent fees ........................................................................ 439,132
Trustees' fees and expenses ................................................................. 47
Deferred tax ............................................................................... 7,544,276
Accrued expenses and other liabilities ........................................................... 164,381
Total liabilities ......................................................................... 11,654,801
Net assets, at value ................................................................. $1,087,822,417
Net assets consist of:
Paid-in capital ............................................................................. $973,456,526
Total distributable earnings (losses) ............................................................. 114,365,891
Net assets, at value ................................................................. $1,087,822,417

Templeton Developing Markets Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Developing
Markets Trust
Class A:
Net assets, at value ....................................................................... $719,664,523
Shares outstanding ........................................................................ 40,138,036
Net asset value per share
a
.................................................................. $17.93
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $18.97
Class C:
Net assets, at value ....................................................................... $17,695,238
Shares outstanding ........................................................................ 1,011,187
Net asset value and maximum offering price per share
a
............................................. $17.50
Class R:
Net assets, at value ....................................................................... $29,015,945
Shares outstanding ........................................................................ 1,657,585
Net asset value and maximum offering price per share ............................................. $17.50
Class R6:
Net assets, at value ....................................................................... $157,332,703
Shares outstanding ........................................................................ 8,842,695
Net asset value and maximum offering price per share ............................................. $17.79
Advisor Class:
Net assets, at value ....................................................................... $164,114,008
Shares outstanding ........................................................................ 9,210,860
Net asset value and maximum offering price per share ............................................. $17.82
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Developing Markets Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Developing
Markets Trust
Investment income:
Dividends: (net of foreign taxes of $1,705,234)
Unaffiliated issuers ........................................................................ $21,549,068
Non-controlled affiliates (Note 3 f ) ............................................................. 583,576
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 10,368
Non-controlled affiliates (Note 3 f ) ............................................................. 13
Total investment income ................................................................... 22,143,025
Expenses:
Management fees (Note 3 a ) ................................................................... 5,628,257
Distribution fees: (Note 3c )
    Class A ................................................................................ 892,767
    Class C ................................................................................ 91,550
    Class R ................................................................................ 69,680
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 778,977
    Class C ................................................................................ 19,918
    Class R ................................................................................ 30,458
    Class R6 ............................................................................... 25,236
    Advisor Class ............................................................................ 176,731
Custodian fees ............................................................................. 92,248
Reports to shareholders fees .................................................................. 72,175
Registration and filing fees .................................................................... 75,719
Professional fees ........................................................................... 51,255
Trustees' fees and expenses .................................................................. 60,355
Other .................................................................................... 21,663
Total expenses ......................................................................... 8,086,989
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,053,579)
Net expenses ......................................................................... 7,033,410
Net investment income ................................................................ 15,109,615
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $712,418)
Unaffiliated issuers ...................................................................... 4,947,138
Foreign currency transactions ................................................................ 310,363
Net realized gain (loss) .................................................................. 5,257,501
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 67,510,695
Translation of other assets and liabilities denominated in foreign currencies .............................. (324,474)
Change in deferred taxes on unrealized appreciation ............................................... (981,182)
Net change in unrealized appreciation (depreciation) ............................................ 66,205,039
Net realized and unrealized gain (loss) ............................................................ 71,462,540
Net increase (decrease) in net assets resulting from operations .......................................... $86,572,155

Templeton Developing Markets Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Developing Markets Trust
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $15,109,615 $23,683,804
Net realized gain (loss) ................................................. 5,257,501 17,773,725
Net change in unrealized appreciation (depreciation) ........................... 66,205,039 (363,609,774)
Net increase (decrease) in net assets resulting from operations ................ 86,572,155 (322,152,245)
Distributions to shareholders:
Class A ............................................................. — (35,210,072)
Class C ............................................................. — (803,430)
Class R ............................................................. — (1,291,451)
Class R6 ............................................................ — (7,849,877)
Advisor Class ........................................................ — (8,443,548)
Total distributions to shareholders .......................................... — (53,598,378)
Capital share transactions: (Note 2 )
Class A ............................................................. (19,515,050) (39,311,433)
Class C ............................................................. (2,138,132) (4,993,489)
Class R ............................................................. 661,544 (1,616,475)
Class R6 ............................................................ 1,648,313 (17,781,391)
Advisor Class ........................................................ (1,812,359) (11,162,531)
Total capital share transactions ............................................ (21,155,684) (74,865,319)
Net increase (decrease) in net assets ................................... 65,416,471 (450,615,942)
Net assets:
Beginning of period ..................................................... 1,022,405,946 1,473,021,888
End of period .......................................................... $1,087,822,417 $1,022,405,946

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Developing Markets Trust (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, at June 30, 2023, the Fund
held $7,588,756 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund’s custodian. The Fund
cannot repledge or resell these securities held as collateral.
As such, the non-cash collateral is excluded from the
Statement of Assets and Liabilities. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business,
the Fund, enters into contracts with service providers
that contain general indemnification clauses. The Fund's
maximum exposure under these arrangements is unknown
as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At June 30, 2023 , there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,190,050 $38,502,868 2,594,594 $47,455,000
Shares issued in reinvestment of distributions .......... — — 1,996,373 31,836,345
Shares redeemed ............................... (3,309,595) (58,017,918) (6,573,642) (118,602,778)
Net increase (decrease) .......................... (1,119,545) $(19,515,050) (1,982,675) $(39,311,433)
Class C Shares:
Shares sold ................................... 130,100 $2,216,302 169,726 $3,016,922
Shares issued in reinvestment of distributions .......... — — 51,972 801,554
Shares redeemed
a
.............................. (254,021) (4,354,434) (497,177) (8,811,965)
Net increase (decrease) .......................... (123,921) $(2,138,132) (275,479) $(4,993,489)
Class R Shares:
Shares sold ................................... 226,439 $3,899,469 330,592 $5,977,297
Shares issued in reinvestment of distributions .......... — — 82,923 1,289,849
Shares redeemed ............................... (187,891) (3,237,925) (493,285) (8,883,621)
Net increase (decrease) .......................... 38,548 $661,544 (79,770) $(1,616,475)
Class R6 Shares:
Shares sold ................................... 1,014,388 $17,817,060 2,659,241 $47,147,695
Shares issued in reinvestment of distributions .......... — — 314,892 5,005,457
Shares redeemed ............................... (923,335) (16,168,747) (3,886,067) (69,934,543)
Net increase (decrease) .......................... 91,053 $1,648,313 (911,934) $(17,781,391)
Advisor Class Shares:
Shares sold ................................... 968,122 $17,063,602 1,782,917 $32,226,414
Shares issued in reinvestment of distributions .......... — — 502,236 7,973,174
Shares redeemed ............................... (1,084,506) (18,875,961) (2,890,331) (51,362,119)
Net increase (decrease) .......................... (116,384) $(1,812,359) (605,178) $(11,162,531)
a
May include a portion of Class C shares that were automatically converted to Class A.

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Asset Management based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 1.046% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIML, an affiliate of Asset Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Asset Management based on Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
1.050% Up to and including $1 billion
1.000% Over $1 billion, up to and including $5 billion
0.950% Over $5 billion, up to and including $10 billion
0.900% Over $10 billion, up to and including $15 billion
0.850% Over $15 billion, up to and including $20 billion
0.800% In excess of $20 billion

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended June 30, 2023, the Fund paid transfer agent fees of $1,031,320, of which $487,369 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,783
CDSC retained .............................................................................. $688
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
g. Waiver and Expense Reimbursements
Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.13%, and for Class R6 do not exceed 1.00%, based on the average net assets of each class until April 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2024.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2022, the Fund deferred post-October capital losses of $976,676 and late-
year ordinary losses of $295,444.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 5,916,597 $ 107,803,639 $ (92,850,835) $ — $ — $ 20,869,401 20,869,401 $ 583,576
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $— $10,868 $(10,868) $— $— $— — $13
Total Affiliated Securities ... $5,916,597 $107,814,507 $(92,861,703) $— $— $20,869,401 $583,589
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $5,394,884
Long term ................................................................................ 26,063,133
Total capital loss carryforwards ............................................................... $31,458,017
a
a
Includes $31,458,017 from the acquired Templeton BRIC Fund, which may be carried over to offset future capital gains, subject to certain limitations .
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, foreign capital gains tax and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2023, aggregated
$127,668,405 and $146,631,521, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support
Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively
Cost of investments .......................................................................... $953,115,091
Unrealized appreciation ........................................................................ $324,217,675
Unrealized depreciation ........................................................................ (187,494,662)
Net unrealized appreciation (depreciation) .......................................................... $136,723,013
4. Income Taxes
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at
June 30, 2023.
Certain investments in China companies may be made through a special structure known as a variable interest entity (VIE).
In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or China companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the
VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the
Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2023, the Fund did not use the
Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
6. Concentration of Risk
(continued)

Templeton Developing Markets Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 17,230,100 $ — $ — $ 17,230,100
Cambodia ............................ — 2,572,434 — 2,572,434
Chile ................................ 8,794,109 — — 8,794,109
China ............................... 32,862,154 256,612,119 — 289,474,273
Hong Kong ........................... — 19,293,352 — 19,293,352
Hungary ............................. — 12,574,226 — 12,574,226
India ................................ — 135,138,566 — 135,138,566
Indonesia ............................ — 8,676,010 — 8,676,010
Mexico .............................. 13,817,544 — — 13,817,544
Peru ................................ 5,283,642 — — 5,283,642
Philippines ............................ — 4,235,748 — 4,235,748
Russia ............................... — — —
a
—
South Africa ........................... 7,559,102 — — 7,559,102
South Korea .......................... — 220,724,711 — 220,724,711
Taiwan ............................... — 168,358,370 — 168,358,370
Thailand ............................. — 25,217,352 — 25,217,352
United Arab Emirates .................... 5,373,937 — — 5,373,937
United Kingdom ........................ — 15,750,947 — 15,750,947
United States .......................... 32,144,813 — — 32,144,813
Preferred Stocks ........................ 76,726,098 — — 76,726,098
Warrants .............................. 23,369 — — 23,369
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 20,869,401 — — 20,869,401
Total Investments in Securities ........... $220,684,269 $869,153,835
b
$— $1,089,838,104
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $869,153,835, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
8. Fair Value Measurements
(continued)

Templeton Developing Markets Trust
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON DEVELOPING MARKETS TRUST
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of the Fund, including a majority
of the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Templeton
Asset Management Ltd. (TAML) and the Fund, and an
investment sub-advisory agreement between TAML and
Franklin Templeton Investment Management Limited (Sub-
Adviser), an affiliate of TAML, on behalf of the Fund (each
a Management Agreement) for the period May 1, 2023
through June 30, 2023 (Stub Period). The Independent
Trustees noted that the Fund’s annual contract review was
historically held at the February Board meeting and that
management proposed to move the contract review to the
May Board meeting. The Independent Trustees further noted
management’s explanation that, to effect this change, the
Board needed to consider the renewal of each of the Fund’s
Management Agreements prior to their current April 30, 2023
expiration dates. The Independent Trustees also noted that
management would ask them to consider the continuation
of each Management Agreement again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of each Management
Agreement for the Stub Period. TAML and the Sub-Adviser
are each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of requests for information submitted to each Manager by Independent
Trustee counsel on behalf of the Independent Trustees
in connection with the annual contract renewal process.
In addition, prior to the March Meeting, the Independent
Trustees held a virtual contract renewal meeting at which the
Independent Trustees first conferred amongst themselves
and Independent Trustee counsel about contract renewal
matters; and then met with management to request
additional information that the Independent Trustees
reviewed and considered prior to and at the March Meeting.
The Board reviewed and considered all of the factors it
deemed relevant in approving the continuance of each
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by
each Manager and its affiliates from the relationship with
the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreements are fair and reasonable and
that the continuance of each Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged

Templeton Developing Markets Trust
Shareholder Information

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management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional emerging markets funds.
The Board noted that the Fund’s annualized total return
for the three- and 10-year periods was below the median
of its Performance Universe, but for the one- and five-year
periods was above the median of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and Class A shares
and Class M shares for the other funds in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and 13
other emerging markets funds. The Board noted that the
Management Rate for the Fund was approximately three and
a half basis points above the median of its Expense Group.
The Board also noted that the actual total expense ratio for the Fund was below the median of its Expense Group. The
Board further noted that the Fund’s actual total expense
ratio reflected a fee waiver from management. The Board
also noted that the Sub-Adviser is paid by TAML out of the
management fee TAML receives from the Fund and that the
allocation of the fee between TAML and the Sub-Adviser
reflected the services provided by each to the Fund. After
consideration of the above, the Board concluded that the
Management Rate charged to the Fund and the sub-advisory
fee paid to the Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by TAML and its affiliates in connection with the operation of the Fund. In this respect, the Board
considered the Fund profitability analysis that addresses
the overall profitability of FT’s US fund business, as well
as its profits in providing investment management and

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other services to each of the individual funds during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Managers’ view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by each Manager and its affiliates, the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved each Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Managers by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreements for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining

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investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

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Semiannual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

711 S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should
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information; please read it carefully before investing.
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Semiannual Report
Templeton Developing Markets Trust
Investment Manager Distributor Shareholder Services
Templeton Asset Management Ltd. Franklin Distributors, LLC
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/ 342-5236
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial expert are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services. N/A

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments. N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
 There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023